SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES DATED OCTOBER 7, 2019
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                   AMERICAN GENERAL LIFE INSURANCE COMPANY

                         VARIABLE SEPARATE ACCOUNT
                      Polaris Advisory Variable Annuity
                    Polaris Platinum III Variable Annuity
                 Polaris Preferred Solution Variable Annuity
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       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      FS VARIABLE SEPARATE ACCOUNT
                  Polaris Platinum III Variable Annuity
               Polaris Preferred Solution Variable Annuity
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                 THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                        VALIC SEPARATE ACCOUNT A
                  Polaris Platinum Elite Variable Annuity
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The following change is being made to the prospectus regarding the underlying fund available for investment:

SA BlackRock Multi-Asset Income Portfolio is no longer available for investment if you purchased your contract on or after November 11, 2019.

Should you have any questions, you may contact our Annuity Service Center at 1-800-445-7862.



Dated: November 11, 2019

               Please keep this supplement with your prospectus